Junior Subordinated Deferrable Interest Debentures (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 175,416	$ 190,726
Trust VI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	25,774
Interest rate (as a percent)	3.68%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.45%
Trust VIII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	25,774
Interest rate (as a percent)	3.28%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	3.05%
Trust IX
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	41,238
Interest rate (as a percent)	1.86%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust X
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	34,021
Interest rate (as a percent)	1.88%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.65%
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	27,990
Interest rate (as a percent)	1.86%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.62%
Trust XII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619
Interest rate (as a percent)	1.69%
Interest rate index	LIBOR
Spread on interest rate index (as a percent)	1.45%